Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value and Fair Value Hierarchy of Financial Instruments
31.	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
The carrying amounts and fair values of the Group’s financial instruments measured at fair value are as follows:

	Fair values
	As of December 31,
	2021	2022	2023
	US$	US$	US$
Financial assets
Financial assets at fair value through profit or loss	357,352	195,337	79,607
Derivative financial asset	124,404	185,069	—

	481,756	380,406	79,607

Management has assessed that the fair values of cash and bank balances, restricted cash, accounts receivable, financial assets included in prepayments, deposits and other receivables, amount due from immediate holding company, other assets, accounts payable, financial liabilities included in other payables and accruals and bank borrowings, approximate to their carrying amounts largely due to the short term maturities of these instruments or repayable on demand, or that they are interest-bearing at market rates.
The Group’s finance department headed by the finance director is responsible for determining the policies and procedures for the fair value measurement of financial instruments. The finance director reports directly to the chief financial officer. At each reporting date, finance department analyzes the movements in the values of financial instruments and determines the major inputs applied in the valuation. The valuation is reviewed and approved by the chief financial officer.
The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments.
The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:
As of December 31, 2021, 2022 and 2023, the fair values of listed equity investments, including the stock loan, were based on quoted market prices.
The valuation methodologies for material unlisted equity securities and movie income right investments are set out in Note 3 to the consolidated financial statements.

The fair value of the derivative financial asset in relation the Agreements was estimated using the MCS and was determined based on significant observable and unobservable inputs including the current stock price, dividend yield, risk-free rate, volatility of the underlying equity securities and the credit rating of the counterparty on the valuation date. MCS is a financial model that is commonly used to simulate variables that are highly unpredictable. The valuations performed using the MCS require management to
estimate the volatility of the underlying equity securities and the credit rating of the counterparty and hence the valuations are subject to estimation uncertainty. The Group classifies the fair value of derivative financial asset as Level 3. The management believed that the estimated fair values resulting from the valuation technique were reasonable.
There is no change in valuation technique and basis of significant unobservable input on Level 3 financial assets and derivative financial asset as of December 31, 2021, 2022 and 2023.
Below is summary of significant unobservable inputs to valuation of financial instruments as of December 31, 2023:

	Valuation technique	Significant unobservable input	Range or estimate
Unlisted equity investment Investment E	Multiple/ EVA	Equity volatility	69.60%
Movie income right investments	Income approach	Discount rate	10.40%-12.59%
Below is summary of significant unobservable inputs to valuation of financial instruments as of December 31, 2022:

	Valuation technique	Significant unobservable input	Range or estimate

Unlisted equity investment Investment D	Net asset value method	Net asset value	Note (a)

Unlisted equity investment Investment E	Multiple/ EVA	Equity volatility	69.60%

Movie income right investments	Income approach	Discount rate	10.40%-12.59%

Derivative financial asset	MCS	Volatility of Underlying Assets	49.78%

Below is summary of significant unobservable inputs to valuation of financial instruments as of December 31, 2021:

	Valuation technique	Significant unobservable input	Range or estimate
Unlisted equity investment Investment D	Net asset value method	Net asset value	Note (a)

Unlisted equity investment Investment H	Multiple/ EVA	Equity volatility	75.29%

		Median Forward P/E multiple of peers	2.10

Unlisted equity investment Investment I	Multiple/ EVA	Equity volatility	48.52%

		Median Forward P/E multiple of peers	18.97

Unlisted equity investment Investment J	Multiple/ EVA	Average P/E multiple of peers	61.29
		Discount of lack of marketability	45%

Derivative financial assets in relation to the Agreements	MCS	Volatility of Underlying Assets	35.95%

Derivative financial liability	Binomial option pricing model	Volatility	46.21%

		Discount rate	12.52%
Note:
(a)
The fair value is derived from the net asset value of Investment D that is mostly attributable from its underlying property investments with their fair value being measured by income approach. The directors of the Company considered that remaining assets or liabilities in Investment D are not significant to the amount of overall investment and approximated to their fair value.

Fair Value Hierarchy
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
Assets measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Recent transaction price (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$

As of December 31, 2021
Financial assets at fair value through profit or loss	135,373	2,761	219,218	357,352
Derivative financial asset	—	—	124,404	124,404

	135,373	2,761	343,622	481,756

As of December 31, 2022
Financial assets at fair value through profit or loss	110,474	4,335	80,528	195,337
Derivative financial asset	—	17,681	167,388	185,069

	110,474	22,016	247,916	380,406

As of December 31, 2023
Financial assets at fair value through profit or loss	72,053	1,813	5,741	79,607

The movements in fair value measurements within Level 3 during the years are as follow:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Unlisted equity shares at fair value through profit or loss:
At January 1,	38,681	219,219	80,528
Addition	20,930	21,712	—
Disposal	(25,289)	(45,404)	(25,539)
Transfer	143,689	1,491	4,118
Derecognition upon acquisition of subsidiaries	—	(162,747)	(66,190)
Receipt of investment return	—	(2,680)	—
Total gains in profit or loss	41,208	49,267	12,804
Exchange realignment	—	(330)	20

At December 31,	219,219	80,528	5,741

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Derivative financial assets in relation to the Agreement (Note 14):
At January 1,	132,080	124,404	167,388
Net fair value (loss)/gains recognized in profit or loss	(6,947)	44,461	34,234
Gain related to disposed investment	—	486	—
Settlement	—	(1,963)	(201,411)
Exchange realignment	(729)	—	(211)

At December 31,	124,404	167,388	—

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Derivative financial liability (Note 26):
At January 1,	1,662	1,764	—
Net fair value changes recognized in profit or loss	—	(1,704)	—
Converted into class A shares	—	(55)	—
Exchange alignment	102	(5)	—

At December 31,	1,764	—	—